Note 11 - Related Party Transactions	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of related party [text block]
11.	Related Party Transactions

The Company uses Moores Cancer Center at the University of California San Diego (UCSD) to provide pharmacology lab services to the Company. Dr. Stephen Howell is the Acting Chief Medical Officer of Aptose and is also a Professor of Medicine at UCSD and oversees the laboratory work. The work is completed under the terms of research services agreements executed in
March 2015
and has been extended annually. In
March 2018,
the Board approved an extension of this agreement for a
twelve
months for services up to
$300,000.
These transactions are in the normal course of business and are measured at the amount of consideration established and agreed to by the related parties.

During the
six
months ended
June 30, 2018,
the Company recorded
$143
thousand (
2017
–
$122
thousand) in research and development expenses related to this agreement.